Changes in loans at amortized cost and other assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans at amortized cost net category
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	₩ 302,334,540	₩ 277,126,029
Transfer (from) to 12 month expected credit losses	0	0
Transfer (from) to lifetime expected credit losses	0	0
Transfer (from) to credit- impaired financial assets	0	0
Origination	135,861,512	131,739,520
Collection	(114,519,100)	(105,629,887)
Charge off	(858,722)	(851,397)
Disposal	(537,150)	(723,462)
Others	730,686	673,737
Business combination (Note 50)	2,918,048
Ending balance	325,929,814	302,334,540
Loans at amortized cost net category | Retail | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	114,279,870	104,325,268
Transfer (from) to 12 month expected credit losses	2,619,036	3,406,566
Transfer (from) to lifetime expected credit losses	(5,385,659)	(4,920,514)
Transfer (from) to credit- impaired financial assets	(627,950)	(536,996)
Origination	51,784,970	47,789,131
Collection	(38,870,803)	(35,972,892)
Charge off	0	0
Disposal	0	(42,664)
Others	320,096	231,971
Business combination (Note 50)	2,466,991
Ending balance	126,586,551	114,279,870
Loans at amortized cost net category | Retail | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	6,820,058	7,345,842
Transfer (from) to 12 month expected credit losses	(2,614,416)	(3,402,543)
Transfer (from) to lifetime expected credit losses	5,406,091	4,935,853
Transfer (from) to credit- impaired financial assets	(43,168)	(36,489)
Origination	25,296	34,200
Collection	(1,814,003)	(2,046,703)
Charge off	0	0
Disposal	(5,122)	(3,059)
Others	88,420	(7,043)
Business combination (Note 50)	7,752
Ending balance	7,870,908	6,820,058
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	348,722	301,838
Transfer (from) to 12 month expected credit losses	(4,620)	(4,023)
Transfer (from) to lifetime expected credit losses	(20,432)	(15,339)
Transfer (from) to credit- impaired financial assets	671,118	573,485
Origination	4,469	5,396
Collection	(238,174)	(215,294)
Charge off	(257,742)	(227,787)
Disposal	(108,624)	(74,664)
Others	10,744	5,110
Business combination (Note 50)	10,431
Ending balance	415,892	348,722
Loans at amortized cost net category | Corporations | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	129,468,766	119,852,620
Transfer (from) to 12 month expected credit losses	4,093,725	3,736,019
Transfer (from) to lifetime expected credit losses	(16,484,206)	(15,002,047)
Transfer (from) to credit- impaired financial assets	(1,088,270)	(1,349,787)
Origination	75,800,467	75,450,183
Collection	(57,057,718)	(53,902,860)
Charge off	0	0
Disposal	(117,453)	(79,250)
Others	583,534	763,888
Business combination (Note 50)	392,828
Ending balance	135,591,673	129,468,766
Loans at amortized cost net category | Corporations | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	21,782,590	18,455,422
Transfer (from) to 12 month expected credit losses	(4,088,373)	(3,734,730)
Transfer (from) to lifetime expected credit losses	16,597,346	15,051,204
Transfer (from) to credit- impaired financial assets	(76,177)	(114,560)
Origination	480,163	386,318
Collection	(9,966,512)	(8,365,144)
Charge off	0	0
Disposal	(3,806)	(15,997)
Others	(80,749)	120,077
Business combination (Note 50)	17,180
Ending balance	24,661,662	21,782,590
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	919,381	1,084,348
Transfer (from) to 12 month expected credit losses	(5,352)	(1,289)
Transfer (from) to lifetime expected credit losses	(113,140)	(49,157)
Transfer (from) to credit- impaired financial assets	1,164,447	1,464,347
Origination	2,485	9,260
Collection	(395,670)	(758,426)
Charge off	(259,400)	(312,841)
Disposal	(283,747)	(493,273)
Others	(50,283)	(23,588)
Business combination (Note 50)	22,866
Ending balance	1,001,587	919,381
Loans at amortized cost net category | Credit card | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	18,155,156	16,467,623
Transfer (from) to 12 month expected credit losses	320,288	318,142
Transfer (from) to lifetime expected credit losses	(603,069)	(587,777)
Transfer (from) to credit- impaired financial assets	(36,483)	(37,526)
Origination	1,647,393	2,633,086
Collection	(59,799)	(74,777)
Charge off	0	0
Disposal	0	0
Others	(3,880)	(563,615)
Business combination (Note 50)	0
Ending balance	19,419,606	18,155,156
Loans at amortized cost net category | Credit card | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	3,830,509	3,743,265
Transfer (from) to 12 month expected credit losses	(320,129)	(318,025)
Transfer (from) to lifetime expected credit losses	603,280	588,002
Transfer (from) to credit- impaired financial assets	(22,473)	(25,522)
Origination	315,643	6,285
Collection	(5,328)	(120,969)
Charge off	0	0
Disposal	0	0
Others	(276,926)	(42,527)
Business combination (Note 50)	0
Ending balance	4,124,576	3,830,509
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	413,175	385,252
Transfer (from) to 12 month expected credit losses	(159)	(117)
Transfer (from) to lifetime expected credit losses	(211)	(225)
Transfer (from) to credit- impaired financial assets	58,956	63,048
Origination	305,487	181,250
Collection	253	(1,511)
Charge off	(332,862)	(308,202)
Disposal	0	0
Others	(404)	93,680
Business combination (Note 50)	0
Ending balance	444,235	413,175
Loans at amortized cost net category | Others | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	5,695,187	4,665,298
Transfer (from) to 12 month expected credit losses	37,430	71,381
Transfer (from) to lifetime expected credit losses	(210,161)	(366,998)
Transfer (from) to credit- impaired financial assets	(39,844)	(24,068)
Origination	5,495,139	5,244,411
Collection	(5,949,565)	(3,988,422)
Charge off	0	0
Disposal	0	0
Others	139,207	93,585
Business combination (Note 50)	0
Ending balance	5,167,393	5,695,187
Loans at amortized cost net category | Others | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	605,440	486,090
Transfer (from) to 12 month expected credit losses	(37,430)	(71,381)
Transfer (from) to lifetime expected credit losses	210,333	366,998
Transfer (from) to credit- impaired financial assets	0	(8,557)
Origination	0	0
Collection	(149,802)	(169,909)
Charge off	0	0
Disposal	0	0
Others	927	2,199
Business combination (Note 50)	0
Ending balance	629,468	605,440
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	15,686	13,163
Transfer (from) to 12 month expected credit losses	0	0
Transfer (from) to lifetime expected credit losses	(172)	0
Transfer (from) to credit- impaired financial assets	39,844	32,625
Origination	0	0
Collection	(11,979)	(12,980)
Charge off	(8,718)	(2,567)
Disposal	(18,398)	(14,555)
Others	0	0
Business combination (Note 50)	0
Ending balance	16,263	15,686
Others
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	31,640,158	32,078,984
Transfer (from) to 12 month expected credit losses	0	0
Transfer (from) to lifetime expected credit losses	0	0
Transfer (from) to credit- impaired financial assets	0	0
Origination	62,387,828	30,134,322
Collection	(52,107,369)	(30,622,369)
Charge off	(29,456)	(20,984)
Disposal	(183,277)	(13,578)
Others	261,061	83,783
Business combination (Note 50)	1,428,539
Ending balance	43,397,484	31,640,158
Others | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	31,508,694	31,599,203
Transfer (from) to 12 month expected credit losses	12,685	28,028
Transfer (from) to lifetime expected credit losses	(253,546)	(51,596)
Transfer (from) to credit- impaired financial assets	(3,124)	(22,162)
Origination	62,331,232	30,085,141
Collection	(51,845,962)	(30,207,574)
Charge off	0	0
Disposal	(182,212)	0
Others	261,019	77,654
Business combination (Note 50)	1,416,216
Ending balance	43,245,002	31,508,694
Others | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	99,461	456,538
Transfer (from) to 12 month expected credit losses	(12,675)	(28,024)
Transfer (from) to lifetime expected credit losses	253,575	51,607
Transfer (from) to credit- impaired financial assets	(5,324)	(2,986)
Origination	29,315	27,251
Collection	(259,371)	(410,559)
Charge off	0	0
Disposal	(3)	(495)
Others	42	6,129
Business combination (Note 50)	1,497
Ending balance	106,517	99,461
Others | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance	32,003	23,243
Transfer (from) to 12 month expected credit losses	(10)	(4)
Transfer (from) to lifetime expected credit losses	(29)	(11)
Transfer (from) to credit- impaired financial assets	8,448	25,148
Origination	27,281	21,930
Collection	(2,036)	(4,236)
Charge off	(29,456)	(20,984)
Disposal	(1,062)	(13,083)
Others	0	0
Business combination (Note 50)	10,826
Ending balance	₩ 45,965	₩ 32,003